Federated Hermes MDT Small Cap Core ETF
Portfolio of Investments
November 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—1.8%
13,891	[1]	AMC Networks, Inc.	$ 123,908
26,092	[1]	Bumble, Inc.	92,627
609		Cable One, Inc.	71,369
6,167		Cinemark Holdings, Inc.	168,852
1,290		Cogent Communications Holdings, Inc.	24,613
37,732	[1]	Lumen Technologies, Inc.	306,007
4,231	[1]	Sphere Entertainment Co.	357,900
		TOTAL	1,145,276
		Consumer Discretionary—10.4%
2,557	[1]	Abercrombie & Fitch Co., Class A	250,254
10,118	[1]	Adient PLC	196,896
6,261		Advance Auto Parts, Inc.	324,821
3,732	[1]	American Public Education, Inc.	129,930
21,518	[1]	Bed Bath & Beyond, Inc.	129,538
40,797		Bloomin Brands, Inc.	289,659
594	[1]	Brinker International, Inc.	91,351
28,033		Caleres, Inc.	328,266
16,536	[1]	Capri Holdings Ltd.	419,518
54,014	[1]	Chegg, Inc.	52,237
5,593		Clarus Corp.	20,023
23,050	[1]	Coursera, Inc.	183,247
4,691	[1]	Driven Brands Holdings, Inc.	68,536
8,848	[1]	European Wax Center, Inc.	34,242
24,535	[1]	EVgo, Inc.	79,493
4,947	[1]	Frontdoor, Inc.	266,792
14,695		Garrett Motion, Inc.	242,908
8,928	[1]	Helen of Troy Ltd.	169,186
11,772		Kohl’s Corp.	289,473
81,274		Krispy Kreme, Inc.	339,725
18,208	[1]	National Vision Holdings, Inc.	525,301
21,871	[1]	PetMed Express, Inc.	38,274
3,584		Polaris, Inc., Class A	237,834
6,569	[1]	Revolve Group, Inc.	158,773
4,243	[1]	Rush Street Interactive, Inc.	78,241
620	[1]	Shake Shack, Inc.	54,238
38,399	[1]	Stoneridge, Inc.	219,258
14,075		Super Group SGHC Ltd.	152,432
48,797	[1]	Sweetgreen, Inc.	316,693
805		Texas Roadhouse, Inc.	141,076
17,765	[1]	ThredUp, Inc.	133,593
27,410	[1]	Udemy, Inc.	139,243
4,347	[1]	Universal Technical Institute, Inc.	100,068
4,521	[1]	Victoria’s Secret & Co.	186,853
16,734		Wolverine World Wide, Inc.	271,258
		TOTAL	6,659,230
		Consumer Staples—1.8%
20,853	[1]	Hain Celestial Group, Inc.	22,938

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
9,632	[1]	Medifast, Inc.	$ 105,663
30,097		MGP Ingredients, Inc.	686,512
9,420		Nu Skin Enterprises, Inc., Class A	93,164
1,456		Turning Point Brands, Inc.	145,833
1,535	[1]	United Natural Foods, Inc.	57,271
1,290	[1]	Vita Coco Co., Inc./The	68,899
		TOTAL	1,180,280
		Energy—3.9%
2,503		Archrock, Inc.	61,424
12,333		Ardmore Shipping Corp.	150,832
14,840	[1]	CNX Resources Corp.	576,385
6,209	[1]	Comstock Resources, Inc.	166,774
7,715		Delek US Holdings, Inc.	298,339
16,757	[1]	DMC Global, Inc.	104,061
1,928		Kinetik Holdings, Inc.	66,863
2,771		Magnolia Oil & Gas Corp.	64,121
1,277	[1]	Nabors Industries Ltd.	63,684
9,858	[1]	Oil States International, Inc.	62,105
1,360		PBF Energy, Inc.	46,893
9,615		Peabody Energy Corp.	261,913
28,960	[1]	Talos Energy, Inc.	331,882
3,937	[1]	Tidewater, Inc.	212,677
2,185		World Kinect Corp.	50,648
		TOTAL	2,518,601
		Financials—18.1%
7,687		Acadian Asset Management, Inc.	344,685
10,258		Amalgamated Financial Corp.	301,072
12,182		Artisan Partners Asset Management, Inc.	505,309
2,075		Banco Latinoamericano de Comercio Exterior SA, Class E	93,168
19,540		BankUnited, Inc.	844,323
611		Bread Financial Holdings, Inc.	41,383
46,897		BrightSpire Capital, Inc.	263,092
16,213		Byline Bancorp, Inc.	452,667
1,883		Capital Bancorp, Inc.	52,347
14,898		CNO Financial Group, Inc.	609,775
3,085	[1]	Customers Bancorp, Inc.	212,557
2,999		Employers Holdings, Inc.	119,510
11,975		FB Financial Corp.	668,923
5,123		First Business Financial Services, Inc.	267,523
10,035		Fulton Financial Corp.	182,135
18,674	[1]	Hamilton Insurance Group Ltd.	509,427
1,529		Hancock Whitney Corp.	92,642
945		HCI Group, Inc.	167,974
2,330		Hometrust Bancshares, Inc.	95,553
6,465		Jackson Financial, Inc.	633,635
3,495	[1]	Lemonade, Inc.	273,029
18,465	[1]	LendingClub Corp.	334,217
4,081	[1]	LendingTree, Inc.	232,739
2,124		Mercantile Bank Corp.	97,662
3,009		Mercury General Corp.	280,198
2,120	[1]	NCR Atleos Corp.	78,588
1,217	[1]	NMI Holdings, Inc.	46,429

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
7,412		OFG Bancorp	$ 294,479
2,324	[1]	Palomar Holdings, Inc.	288,664
6,218	[1]	Payoneer Global, Inc.	35,940
2,369		Peapack-Gladstone Financial Corp.	63,963
581		Preferred Bank Los Angeles, CA	54,852
3,445		RLI Corp.	212,419
912	[1]	Root, Inc.	73,772
784		ServisFirst Bancshares, Inc.	55,766
3,248		Sierra Bancorp	100,883
13,175	[1]	Siriuspoint Ltd.	274,040
13,214	[1]	Skyward Specialty Insurance Group, Inc.	646,957
9,625	[1]	StoneCo Ltd.	162,181
3,148	[1]	Texas Capital Bancshares, Inc.	283,855
6,820		The Bank of NT Butterfield & Son Ltd.	316,721
12,144		Trustmark Corp.	472,402
1,568		UMB Financial Corp.	174,173
1,636		Universal Insurance Holdings, Inc.	54,201
2,349		Victory Capital Holdings, Inc.	147,729
4,428		Western New England Bancorp, Inc.	54,199
		TOTAL	11,567,758
		Health Care—18.9%
18,848	[1]	4D Molecular Therapeutics, Inc.	219,768
4,876	[1]	ADMA Biologics, Inc.	93,522
1,011	[1]	Agios Pharmaceuticals, Inc.	29,521
50,009	[1]	Akebia Therapeutics, Inc.	79,014
7,414	[1]	Alignment Healthcare, Inc.	142,423
16,698	[1]	AMN Healthcare Services, Inc.	278,022
2,038	[1]	Amphastar Pharmaceuticals, Inc.	56,453
20,741	[1]	Amylyx Pharmaceuticals, Inc.	310,700
37,451	[1]	Aquestive Therapeutics, Inc.	231,822
13,224	[1]	Arcutis Biotherapeutics, Inc.	405,316
22,530	[1]	Arvinas, Inc.	283,540
4,298	[1]	Avadel Pharmaceuticals PLC	92,364
1,315	[1]	Axsome Therapeutics, Inc.	199,222
10,131	[1]	BioCryst Pharmaceuticals, Inc.	72,740
7,158	[1]	Bridgebio Pharma, Inc.	515,447
14,161	[1]	BrightSpring Health Services, Inc.	512,062
11,541	[1]	Catalyst Pharmaceutical Partners, Inc.	270,175
1,661	[1]	Cogent Biosciences, Inc.	66,805
11,535	[1]	Emergent BioSolutions, Inc.	128,846
12,247	[1]	EyePoint Pharmaceuticals, Inc.	181,623
5,523	[1]	Guardant Health, Inc.	598,804
1,057	[1]	Haemonetics Corp.	85,987
6,365	[1]	Halozyme Therapeutics, Inc.	454,461
7,064	[1]	Harmony Biosciences Holdings, Inc.	249,288
10,883	[1]	Indivior PLC	365,669
18,498	[1]	Inogen, Inc.	130,966
462	[1]	Insmed, Inc.	95,990
12,604	[1]	Intellia Therapeutics, Inc.	113,310
1,773	[1]	iRhythm Technologies, Inc.	333,342
5,373	[1]	Keros Therapeutics, Inc.	93,920
523	[1]	Krystal Biotech, Inc.	114,014

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,414	[1]	Lantheus Holdings, Inc.	$ 83,242
16,238	[1]	Larimar Therapeutics, Inc.	57,482
1,533		LeMaitre Vascular, Inc.	127,162
10,365	[1]	Liquidia Corp.	338,210
3,828	[1]	Livanova PLC	244,265
316	[1]	Madrigal Pharmaceuticals, Inc.	188,646
9,424	[1]	Mirum Pharmaceuticals, Inc.	688,423
38,469	[1]	Myriad Genetics, Inc.	293,518
33,046	[1]	Neogen Corp.	197,615
9,900	[1]	Omnicell, Inc.	361,449
1,779	[1]	Pediatrix Medical Group, Inc.	42,856
1,198		Phibro Animal Health Corp.	50,172
33,924	[1]	Prothena Corp. PLC	364,683
4,407	[1]	Rhythm Pharmaceuticals, Inc.	480,760
8,506		Siga Technologies, Inc.	51,546
1,495	[1]	Supernus Pharmaceuticals, Inc.	68,157
15,114	[1]	Tactile Systems Technology, Inc.	388,581
10,930	[1]	TruBridge, Inc.	240,023
13,358	[1]	Vanda Pharmaceuticals, Inc.	71,599
4,533	[1]	Varex Imaging Corp.	52,447
2,203	[1]	Viridian Therapeutics, Inc.	70,408
15,788	[1]	Waystar Holding Corp.	582,735
27,423	[1]	Zentalis Pharmaceuticals, Inc.	39,215
11,720	[1]	Zevra Therapeutics, Inc.	98,800
3,936	[1]	Zymeworks, Inc.	105,130
		TOTAL	12,092,260
		Industrials—16.0%
5,948	[1]	Allegiant Travel Co.	452,048
9,125	[1]	Amprius Technologies, Inc.	103,295
1,788		Apogee Enterprises, Inc.	65,101
6,521	[1]	Array Technologies, Inc.	48,973
3,058		Atkore, Inc.	204,733
3,022		Atmus Filtration Technologies, Inc.	152,943
4,458	[1]	Bloom Energy Corp.	486,992
5,537	[1]	Blue Bird Corp.	289,142
14,443	[1]	BrightView Holdings, Inc.	182,271
164		Comfort Systems USA, Inc.	160,218
1,323	[1]	Construction Partners, Inc.	144,207
6,137	[1]	CoreCivic, Inc.	110,773
826		Emcor Group, Inc.	508,048
5,802	[1]	Enovix Corp.	45,198
2,557	[1]	Eos Energy Enterprises, Inc.	38,483
5,558	[1]	Fluor Corp.	238,605
10,611	[1]	Forrester Research, Inc.	76,293
13,526	[1]	Fuelcell Energy, Inc.	90,759
7,635	[1]	Geo Group, Inc.	120,328
2,507		Granite Construction, Inc.	269,578
2,746		Griffon Corp.	205,950
3,851	[1]	Hurco Co., Inc.	62,386
1,454	[1]	Huron Consulting Group, Inc.	239,343
3,415		Hyster-Yale, Inc.	99,308
2,199		ICF International, Inc.	171,610

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,136		Insperity, Inc.	$ 40,180
61,915	[1]	JELD-WEN Holding, Inc.	165,313
3,247	[1]	Joby Aviation, Inc.	46,854
3,706		Kelly Services, Inc., Class A	32,020
1,291	[1]	Kratos Defense & Security Solutions	98,245
4,255	[1]	Legalzoom.com, Inc.	39,699
7,628		Leonardo DRS, Inc.	260,649
8,929	[1]	Manitowoc, Inc.	100,719
24,116		Mueller Water Products, Inc.	584,572
4,840	[1]	NextPower, Inc.	443,441
12,839		Pitney Bowes, Inc.	126,593
1,899		Powell Industries, Inc.	613,795
8,553		Primoris Services Corp.	1,082,468
1,557	[1]	Resideo Technologies, Inc.	51,365
2,814	[1]	Rocket Lab Corp.	118,582
11,829	[1]	Shoals Technologies Group, Inc.	99,245
5,039	[1]	SkyWest, Inc.	511,559
620	[1]	Sterling Infrastructure, Inc.	213,472
996		Tennant Co.	72,837
1,670		TriNet Group, Inc.	97,862
7,045	[1]	TrueBlue, Inc.	34,520
80,036	[1]	TTEC Holdings, Inc.	268,921
2,508	[1]	V2X, Inc.	137,564
18,936		Wabash National Corp.	159,820
835		Watts Industries, Inc., Class A	230,360
		TOTAL	10,197,240
		Information Technology—15.9%
18,846	[1]	Adtran Holdings, Inc.	149,449
1,337		Advanced Energy Industries, Inc.	282,361
5,946	[1]	Applied Digital Corp.	161,137
6,644	[1]	Arteris, Inc.	95,275
10,460	[1]	Asana, Inc	134,725
7,382	[1]	ASGN, Inc.	332,264
18,851	[1]	AvePoint, Inc.	245,063
5,366	[1]	Axcelis Technologies, Inc.	444,144
2,976	[1]	Bitdeer Technologies Group	39,908
3,742	[1]	Blackline, Inc.	213,257
3,660	[1]	Calix, Inc.	202,288
7,958	[1]	Cipher Mining Technologies, Inc.	161,945
7,365	[1]	Cleanspark, Inc.	111,211
5,838		Clear Secure, Inc.	207,249
2,033	[1]	Cohu, Inc.	49,443
1,935	[1]	Commvault Systems, Inc.	238,972
10,596	[1]	Corsair Gaming, Inc.	69,086
6,100	[1]	Credo Technology Group Holding Ltd.	1,083,360
1,713	[1]	D-Wave Quantum, Inc.	38,834
10,171	[1]	Evolv Technologies Holdings, Inc.	64,993
15,133	[1]	Extreme Networks, Inc.	264,827
3,151	[1]	Five9, Inc.	61,728
15,692	[1]	Freshworks, Inc.	190,501
326		InterDigital, Inc.	116,626
3,197	[1]	IonQ, Inc.	157,612

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
7,398	[1]	Life360, Inc.	$ 588,955
731	[1]	LiveRamp Holdings, Inc.	21,089
10,181	[1]	MaxLinear, Inc.	158,518
52,195		Methode Electronics, Inc., Class A	395,638
3,688		Napco Security Technologies, Inc.	148,995
4,543	[1]	NetScout Systems, Inc.	122,116
5,267	[1]	nLight, Inc.	185,556
26,323	[1]	ON24, Inc.	148,988
11,747	[1]	Pagaya Technologies Ltd.	293,088
4,240	[1]	Pagerduty, Inc.	50,880
6,469		Power Integrations, Inc.	217,358
2,695	[1]	Qualys, Inc.	379,591
30,644	[1]	Rackspace Technology, Inc.	32,483
4,489	[1]	Rigetti Computing, Inc.	114,784
14,059	[1]	SkyWater Technology, Inc.	216,368
42,195	[1]	Sprinklr, Inc.	305,070
14,012	[1]	Sprout Social, Inc.	139,700
5,866	[1]	SPS Commerce, Inc.	488,755
6,601	[1]	Tenable Holdings, Inc.	175,058
31,070	[1]	Unisys Corp.	83,268
3,540	[1]	Varonis Systems, Inc.	117,068
2,828	[1]	Viant Technology, Inc.	30,005
9,063	[1]	ViaSat, Inc.	311,133
6,992	[1]	Weave Communications, Inc.	44,609
32,137	[1]	Yext, Inc.	270,593
		TOTAL	10,155,924
		Materials—3.1%
9,701	[1]	Aspen Aerogels, Inc.	31,237
2,963	[1]	Clearwater Paper Corp.	53,897
13,561	[1]	Coeur Mining, Inc.	234,198
2,617		Commercial Metals Corp.	166,912
8,733	[1]	Compass Minerals International, Inc.	165,840
1,750		Koppers Holdings, Inc.	51,923
8,479		Mativ Holdings, Inc.	105,903
9,997	[1]	Perimeter Solutions, Inc.	278,716
146	[1]	PureCycle Technologies, Inc.	1,285
27,764	[1]	SSR Mining, Inc.	646,346
35,085		SunCoke Energy, Inc.	228,754
		TOTAL	1,965,011
		Real Estate—6.4%
5,008		Alexander and Baldwin, Inc.	78,275
30,357		American Healthcare REIT, Inc.	1,541,529
86,512		Brandywine Realty Trust	296,736
28,927	[1]	Cushman & Wakefield Ltd.	484,527
5,445		Essential Properties Realty Trust, Inc.	172,389
4,382		Independence Realty Trust, Inc.	75,151
29,876		Newmark Group, Inc.	519,245
10,600		Outfront Media, Inc.	249,418
26,012	[1]	Real Brokerage, Inc./The	103,268
11,261		RMR Group, Inc./The	171,730
3,206		SL Green Realty Corp.	151,099
4,623		Tanger, Inc.	155,240

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
4,430		Whitestone Project	$ 58,875
		TOTAL	4,057,482
		Utilities—3.1%
1,569		Avista Corp.	64,925
1,019		Black Hills Corp.	75,192
8,712		Brookfield Infrastructure Corp.	397,703
3,372		California Water Service Group	152,988
322		Chesapeake Utilities Corp.	44,777
1,133		H2O America	52,605
2,526	[1]	Hawaiian Electric Industries, Inc.	29,706
1,059	[1]	Oklo, Inc.	96,771
2,116		ONE Gas, Inc.	177,194
5,205		Otter Tail Corp.	427,851
8,507		Portland General Electric Co.	432,326
		TOTAL	1,952,038
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $59,779,259)	63,491,100
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	369,838
		NET ASSETS—100%	$63,860,938

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust